EMPLOYEE BENEFIT PLAN - Summary of Accumulated benefit obligation in excess of plan assets (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
EMPLOYEE BENEFIT PLAN
Current service cost	$ 2	$ 15	$ 23	$ 36	$ 90	$ 83
Interest cost	2	7	8	12	25	20
Net actuarial gain recognized in the period	(12)	(68)	(15)	(71)	(46)	(12)
(Income)/Expenses recognized in the condensed consolidated statement of operations	$ (8)	$ (46)	$ 16	$ (23)	$ 69	$ 91